Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other non-current receivables
Non current other receivables	$ 847	$ 901	$ 907
Current prepayment	181	116	260
Amount of non current receivables from disposal of business	175	175	0
Shionogi
Disclosure of other non-current receivables
Non current prepayment	180	380	617
Moderna therapeutics
Disclosure of other non-current receivables
Non current other receivables	$ 178	$ 178	$ 158